Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ 6,780	$ 9,204
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	21	2
Noncurrent liability	6,809	6,434
Amounts recognized in the consolidated balance sheets	6,830	6,436
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	0	147
Noncurrent liability	1,201	2,770
Amounts recognized in the consolidated balance sheets	$ 1,201	$ 2,917